Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

Note 15 - Subsequent Events

On January 2, 2025, and pursuant to an investor relations consulting agreement effective as of January 1, 2025 with a nonaffiliated third party, the Company granted a nonqualified stock option under the 2017 Plan to such third party to acquire 50,000 shares of the Company’s common stock at an exercise price of $2.55 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Plan. Twenty-five percent of the option shall vest and become exercisable three months following the grant date and twenty-five percent shall vest every three months thereafter such that the option shall be fully vested one year following the grant date. The option will expire three years after the grant date.

Effective as of January 7, 2025, the Company entered into agreement with another one of the utilities named as a defendant in the Arizona Action (see “Note 10 – Commitments and Contingencies”). Such agreement provides such party and its affiliates with a non-exclusive license to certain Company patents related to the Company’s two-part Sorbent Enhancement Additive (SEA®) process for use in connection with a certain designated coal-fired power plant operated by such utility. The agreement includes a one-time license fee which has been received by the Company, and provides the Company with the right to be included in such party’s bidding process for certain product supply for mercury emissions capture at such party’s designated power plant.

On January 9, 2025, the Company granted a nonqualified stock option under the 2017 Plan to a new director, who was elected to the Board on December 30, 2024, to acquire 20,000 shares of the Company’s common stock at an exercise price of $2.80 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Plan. The option is fully vested and exercisable as of the grant date and will expire five years thereafter.

On January 15, 2025, the Company issued 10,000 shares of common stock to a director due to the vesting on such date of 10,000 restricted share units (“RSUs”) which had previously been granted on January 15, 2024 pursuant to the 2017 Plan and had a one-year vesting period.

In January 2025, the Company commenced another patent infringement lawsuit against four defendants in the U.S. District Court for the Western District of Missouri. Such lawsuit claims infringement of the Company’s patent rights related to the Company’s mercury emissions reduction technologies. Named as defendants in the action are Evergy, Inc., Evergy Metro Inc., Evergy Missouri West, Inc. and Evergy Kansas Central, Inc. In the lawsuit, the Company requests a trial by jury against the defendants and seek damages, costs, and legal expenses, along with a finding of willful infringement by the defendants, and an injunction prohibiting the defendants from further acts of infringement. In February 2025, such lawsuit was consolidated with and transferred to the Southern District of Iowa pursuant to the Transfer Order (see “Note 10 – Commitments and Contingencies”).

In January and February 2025, certain of the defendants in the patent infringement lawsuits which have been consolidated and centralized in the Southern District of Iowa filed petitions for Inter Partes Review with the United States Patent and Trademark Office, seeking to invalidate certain claims to the patents which are subject to the litigation.

On March 19, 2025, the Company announced that its Board of Directors authorized a share repurchase program under which the Company may purchase up to $5.0 million of its common stock. Purchases under the share repurchase program may be made from time to time, in such amounts as management deems appropriate, through a variety of methods, which may include open market purchases, privately negotiated transactions, block trades, accelerated share repurchase transactions, purchases through 10b5-1 trading plans, or by any combination of such methods. The timing and amount of any repurchases pursuant to the share repurchase program will be determined based upon a variety of factors, including general market conditions, share price, corporate and regulatory requirements and limitations, corporate liquidity requirements and priorities, and other factors. The Company anticipates that any repurchases will not occur before the second half of 2025. The share repurchase program does not have an expiration date, does not require the Company to repurchase any specific number of shares of its common stock, if any, and may be modified, suspended or terminated at any time without notice.